Loan Agreements - Additional Information (Detail) (USD $)	3 Months Ended					12 Months Ended			1 Months Ended					6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2008	Aug. 31, 2008	Aug. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Aug. 31, 2012	Aug. 31, 2013	Apr. 30, 2014
Debt Instrument [Line Items]
Proceeds from loans payable								$ 10,000,000
Debt instrument stated interest rate	7.00%														7.00%
Fair value of outstanding warrants		928,000					928,000
Fair value adjustment of warrant liability	(504,000)	42,000	7,000	(20,000)	(231,000)	(504,000)	(202,000)	(39,000)
Accrued interest		234,000				574,000	234,000
Noncurrent accrued interest		391,000					391,000
Loan and Security Agreement with Bank [Member]
Debt Instrument [Line Items]
Loan and security agreement, maximum borrowing capacity										1,500,000
Proceeds from loans payable									695,000
Loan and security agreement, borrowings repayment period									48 months
Debt instrument stated interest rate									8.75%
Loan and Security Agreement with Bank [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion of preferred warrants to common warrants.																1,695
Loan and Security Agreement with Bank [Member] | Series B Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of preferred warrants to common warrants.										15,000
Exercise price of warrant										$ 2.00
Warrant expiration period										10 years
Fair value of outstanding warrants										25,000
Expected volatility										79.00%
Contractual life										10 years
Risk-free interest rate										3.89%
Expected dividends										0.00%
Loan and Security Agreement with Lighthouse Capital Partners VI, L.P. [Member]
Debt Instrument [Line Items]
Loan and security agreement, maximum borrowing capacity													10,000,000
Proceeds from loans payable											5,000,000	5,000,000		10,000,000
Loan and security agreement, borrowings repayment period													36 months
Debt instrument stated interest rate													8.25%
Loan and security agreement, borrowings repayment start date						Dec. 01, 2012
Line of credit facility, additional interest payment						600,000
Loan and Security Agreement with Lighthouse Capital Partners VI, L.P. [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion of preferred warrants to common warrants.																66,436
Loan and Security Agreement with Lighthouse Capital Partners VI, L.P. [Member] | Series D Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of preferred warrants to common warrants.													66,436
Exercise price of warrant													$ 12.04
Warrant expiration period													10 years
Fair value of outstanding warrants											$ 178,000	$ 182,000	$ 284,000	$ 178,000
Expected volatility											80.00%	80.00%	80.00%
Contractual life											9 years 3 months 15 days	9 years 8 months 9 days	10 years
Risk-free interest rate											1.68%	2.17%	1.98%
Warrant exercisable for preferred stock, shares		66,436				66,436	66,436						29,067
Warrant expiration date						2021-12